As filed with the Securities and Exchange Commission on

October 21, 2011

Securities Act File No.  033-65690

Investment Company Act File No.  811-07850

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(Check appropriate box or boxes)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-effective Amendment No. 35	☒

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 36	☒

PNC ADVANTAGE FUNDS

(Exact Name of Registrant as Specified in Charter)

Two Hopkins Plaza

Baltimore, Maryland 21201

(Address of Principal Executive Offices)

1-800-364-4890

(Registrant’s Telephone Number)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

(617) 951-7405

(Name and Address of Agent for Service)

Copies of Communications to:

Daniel O. Hirsch, Esq.

PNC Legal Department

1600 Market Street, 28th Floor

Philadelphia, PA 19103

(215) 585-5082

It is proposed that this filing will become effective (check applicable box):

☒ immediately upon filing pursuant to paragraph (b)

☐ on September 30, 2011 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment  No. 35 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 34 to the Fund’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 35 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, on the 21st day of October, 2011.

PNC ADVANTAGE FUNDS
Registrant

/s/ Kevin A. McCreadie
Kevin A. McCreadie
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 35 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*John G. Drosdick	Trustee and Chairman of the Board	October 21, 2011
John G. Drosdick

*Dorothy A. Berry	Trustee	October 21, 2011
Dorothy A. Berry

*Richard W. Furst	Trustee	October 21, 2011
Richard W. Furst

*Dale C. LaPorte	Trustee	October 21, 2011
Dale C. LaPorte

*L. White Matthews, III	Trustee	October 21, 2011
L. White Matthews, III

*Edward D. Miller, M.D.	Trustee	October 21, 2011
Edward D. Miller, M.D.

/s/ Kevin A. McCreadie	President and Chief Executive Officer	October 21, 2011
Kevin A. McCreadie

/s/ John Kernan	Treasurer	October 21, 2011
John Kernan

*By:	/s/ Savonne L. Ferguson
Savonne L. Ferguson
Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101. DEF	XBRL Taxonomy Extension Definition Linkbase

101. LAB	XBRL Taxonomy Extension Label Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase